Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	12,450	$31.49	$11.76
Exercised	(256,255)	$18.97	$7.71
Forfeited	(167,041)	$24.78	$9.80

Outstanding at March 31, 2013	3,939,785	$23.22	$9.25	4.52

Exercisable at March 31, 2013	2,390,668	$24.32	$9.21	3.40

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	12,450	$31.49	$11.76
Vested	(455,900)	$25.59	$9.90
Forfeited	(101,966)	$23.34	$8.95

Non vested outstanding at March 31, 2013	1,549,117	$21.51	$8.95

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the periods ended March 31, 2013 and March 31, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012

Weighted average fair value	$11.76	$8.20

Assumptions:
Expected volatility	42%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.76%	0.86%
Expected life	5 years	5 years

Summary of RSU Activity
The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the three months ended March 31, 2013:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	496,000	$20.26

Granted	18,450	$31.49
Ordinary shares issued	-	-
Forfeited	-	-

Outstanding at March 31, 2013	514,450	$20.66	1.76

Non-Cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2013 has been allocated as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(In thousands)
Direct costs	$1,319	$1,340
Selling, general and administrative	1,075	1,091

	$2,394	$2,431